Cover	Feb. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K of Unicoin Inc., a Delaware corporation (the “Company”) originally filed with the Securities and Exchange Commission (the “SEC”) on February 27, 2024 and describing a Termination of a Material Definitive Agreement under Item 1.02 of Form 8-K (the “Original Filing”). The Amendment is being filed to disclose the change in circumstances surrounding the entry into such material definitive agreement, and the later termination of such agreement by the parties thereto. Despite the termination of such agreement as described herein, the underlying transaction was in fact completed pursuant to the terms of the agreement.
Document Period End Date	Feb. 23, 2024
Entity File Number	1-5224
Entity Registrant Name	Unicoin Inc.
Entity Central Index Key	0001740742
Entity Tax Identification Number	47-4360035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Park Ave
Entity Address, Address Line Two	South 16065
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	216-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false